Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Depreciation expense	$ 5.8	$ 4.3	$ 3.9